Equity Investment - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019
Schedule Of Equity Method Investments [Line Items]
Loss on share of equity investee	$ 111	$ 408
Due from equity method investment	$ 218	$ 155
V Click Technology
Schedule Of Equity Method Investments [Line Items]
Equity interest, percentage			49.00%
V Click Technology | VGI
Schedule Of Equity Method Investments [Line Items]
Equity interest, percentage			51.00%